Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | The Tocqueville Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF (without sales charge)
Average Annual Return, Percent	32.40%	12.20%	10.20%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	38.00%	15.30%	13.00%